Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (the “Company,” as the engaging party) and Citigroup Global Markets Inc., BMO Capital Markets Corp., Bank of Montreal, BMO Nesbitt Burns Inc., RBC Dominion Securities Inc., RBC Capital Markets, LLC, Royal Bank of Canada, Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A., Morgan Stanley Mortgage Capital Holdings LLC, Scotia Capital Inc., Scotia Capital (USA) Inc, and The Bank of Nova Scotia, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the Pure Industrial Issuer Trust Canada, Commercial Mortgage Pass-Through Certificates, Series 2026-PURE4 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 8 mortgaged properties (comprised of 13 individual industrial buildings, the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The existence of the assets or collateral securing such assets;
•	The rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
www.pwc.com	PricewaterhouseCoopers LLP 300 Madison Avenue, New York, New York 10017 (646) 471-3000

•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of April 15, 2026.

●	The phrase "Cut-off Date” refers to the date of April 4, 2026.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on March 26, 2026 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2026-PURE4 Accounting Tape Final.xlsx (provided on March 26, 2026).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.
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●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed appraisal document, exhibit, or portfolio value letter.
●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Reserve Guaranty” refers to a draft reserve guaranty agreement and any exhibits or schedules thereof.
●	The phrase “Seismic Report” refers to a draft or signed seismic assessment document or exhibit.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary Transaction documents and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary Transaction documents based on such communicated differences, where they determined it to be appropriate. We performed these procedures on the final Transaction documents, and the results of those procedures are described below.

From February 3, 2026 through March 26, 2026, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

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The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
ii)	acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/PricewaterhouseCoopers LLP

New York, NY

March 26, 2026

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Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

5

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Building Name	None - Company Provided	None
4	Property Name	None - Company Provided	None
5	Building Type	Appraisal Report	None
6	Building Sub-Type	Underwriting File	None
7	Address	Appraisal Report	None
8	City	Appraisal Report	None
9	Province	Appraisal Report	None
10	Postal Code	Appraisal Report; Engineering Report	None
11	Market	Appraisal Report	None
12	Year Built	Appraisal Report; Engineering Report	None
13	Year Renovated	Engineering Report	None
14	Wtd. Avg. Clear Height	Underwriting File	None
15	Total NRA	Underwriting File	None
16	Unit of Measure	Underwriting File	None
17	Occupancy (%)	Underwriting File	None
18	Occupancy Date	Underwriting File	None
19	Flex SF	Underwriting File	None
20	Flex % of NRA	Underwriting File	None
6

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
21	% of NRA Leased to Investment Grade Tenants	Recalculation	None
22	% of UW Base Rent from Investment Grade Tenants	Recalculation	None
23	# of tenants	Underwriting File	None
24	WA Lease Expiration Date	Recalculation	None
25	WA Lease Term Remaining	Recalculation	None
26	Ownership Interest	Title Policy	None
27	Mortgage Loan Closing Date Balance	Loan Agreement	None
28	Mortgage Loan Closing Date Balance per SF	Recalculation	None
29	% of Mortgage Loan Closing Date Balance	Recalculation	None
30	Mortgage Loan Maturity Date Balance	Loan Agreement	None
31	Individual As-Is Appraised Value Date	Appraisal Report	None
32	Individual As-Is Appraised Value	Appraisal Report	None
33	Individual As-Is Appraised Value per SF	Recalculation	None
34	Portfolio Appraised Value Date	Appraisal Report	None
35	Portfolio Appraised Value	Appraisal Report	None
7

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
36	Portfolio Appraised Value per SF	Recalculation	None
37	Portfolio Premium	Recalculation	None
38	Engineering Report Provider	Engineering Report	None
39	Engineering Report Date	Engineering Report	None
40	Environmental Report Provider	Environmental Report	None
41	Environmental Report Date	Environmental Report	None
42	Phase II Required?	Environmental Report	None
43	Seismic Zone	Seismic Report	None
44	PML %	Seismic Report	None
45	Origination Date	Loan Agreement	None
46	Assumed Daily Compounded CORRA	None - Company Provided	None
47	Assumed Mortgage Loan Spread	None - Company Provided	None
48	Daily Compounded CORRA Cap	None - Company Provided	None
49	Mortgage Loan Interest Rate at CORRA Cap	Recalculation	None
8

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
50	Daily Compounded CORRA Methodology	None - Company Provided	None
51	CORRA Cap Expiration Date	None - Company Provided	None
52	Interest Calculation	Loan Agreement	None
53	Amort Type	Loan Agreement	None
54	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
55	Annual Mortgage Loan Debt Service Payment	Recalculation	None
56	Monthly Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap	Recalculation	None
57	Annual Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap	Recalculation	None
58	Grace Period	Loan Agreement	None
9

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
59	First Loan Payment Date	Loan Agreement	None
60	Seasoning	Recalculation	None
61	Original Term to Maturity (Months)	Recalculation	None
62	Remaining Term to Maturity (Months)	Recalculation	None
63	Original Amortization Term (Months)	Not Applicable*	None
64	Remaining Amortization Term (Months)	Not Applicable*	None
65	Original IO Term (Months)	Recalculation	None
66	Remaining IO Term (Months)	Recalculation	None
67	Initial Maturity Date	Loan Agreement	None
68	Floating Rate Component Extensions	Loan Agreement	None
69	Fully Extended Maturity Date	Loan Agreement	None
70	Lockbox	Loan Agreement	None
71	Cash Management Type	Loan Agreement	None
72	Cash Management Trigger	Loan Agreement	None
10

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
73	Administrative Fee Rate (%)	Fee Schedule	None
74	Floating Rate Component Prepayment Provision	Loan Agreement	None
75	Partial Release Allowed?	Loan Agreement	None
76	Property Release Description	Loan Agreement	None
77	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
78	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
79	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
80	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
81	Mortgage Loan UW NOI Debt Yield	Recalculation	None
82	Mortgage Loan UW NCF Debt Yield	Recalculation	None
83	Mortgage Loan UW NOI DSCR	Recalculation	None
84	Mortgage Loan UW NCF DSCR	Recalculation	None
11

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
85	Mortgage Loan UW NOI DSCR at Daily Compounded CORRA Cap	Recalculation	None
86	Mortgage Loan UW NCF DSCR at Daily Compounded CORRA Cap	Recalculation	None
87	Initial Tax Escrow	Loan Agreement	None
88	Ongoing Tax Escrow Monthly	Loan Agreement	None
89	Tax Escrow Springing Conditions	Loan Agreement	None
90	Initial Insurance Escrow	Loan Agreement	None
91	Ongoing Insurance Escrow Monthly	Loan Agreement	None
92	Insurance Escrow Springing Conditions	Loan Agreement	None
93	Initial Immediate Repairs Escrow	Loan Agreement	None
94	Initial CapEx Escrow	Loan Agreement	None
95	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
96	Cap Ex Escrow Springing Conditions	Loan Agreement	None
12

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
97	Initial TI/LC Escrow	Loan Agreement	None
98	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
99	TI/LC Escrow Springing Conditions	Loan Agreement	None
100	Initial Other Escrow	Loan Agreement	None
101	Ongoing Other Escrow Monthly	Loan Agreement	None
102	Ongoing Other Escrow Springing Condition	Loan Agreement	None
103	Other Escrow Description	Reserve Guaranty	None
104	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
105	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
106	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
107	Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
13

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
108	Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
109	Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
110	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
111	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
112	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
113	2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
114	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
115	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
116	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
117	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
14

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
118	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
119	3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
120	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
121	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
122	Base Rent 2023	Underwriting File	$1.00
123	Base Rent 2024	Underwriting File	$1.00
124	Base Rent 2025	Underwriting File	$1.00
125	Base Rent Sponsor Year 1 Budget	Underwriting File	$1.00
126	Base Rent Sponsor Year 2 Budget	Underwriting File	$1.00
127	Base Rent UW	Underwriting File	$1.00
128	Potential Income from Vacant Space 2023	Underwriting File	$1.00
129	Potential Income from Vacant Space 2024	Underwriting File	$1.00
15

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
130	Potential Income from Vacant Space 2025	Underwriting File	$1.00
131	Potential Income from Vacant Space Year 1	Underwriting File	$1.00
132	Potential Income from Vacant Space Year 2	Underwriting File	$1.00
133	Potential Income from Vacant Space UW	Underwriting File	$1.00
134	Credit Rent Steps 2023	Underwriting File	$1.00
135	Credit Rent Steps 2024	Underwriting File	$1.00
136	Credit Rent Steps 2025	Underwriting File	$1.00
137	Credit Rent Steps Year 1	Underwriting File	$1.00
138	Credit Rent Steps Year 2	Underwriting File	$1.00
139	Credit Rent Steps UW	Underwriting File	$1.00
140	Rent Steps 2023	Underwriting File	$1.00
141	Rent Steps 2024	Underwriting File	$1.00
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BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
142	Rent Steps 2025	Underwriting File	$1.00
143	Rent Steps Year 1	Underwriting File	$1.00
144	Rent Steps Year 2	Underwriting File	$1.00
145	Rent Steps UW	Underwriting File	$1.00
146	Recoveries 2023	Underwriting File	$1.00
147	Recoveries 2024	Underwriting File	$1.00
148	Recoveries 2025	Underwriting File	$1.00
149	Recoveries Year 1	Underwriting File	$1.00
150	Recoveries Year 2	Underwriting File	$1.00
151	Recoveries UW	Underwriting File	$1.00
152	Gross Potential Rent 2023	Underwriting File	$1.00
153	Gross Potential Rent 2024	Underwriting File	$1.00
154	Gross Potential Rent 2025	Underwriting File	$1.00
155	Gross Potential Rent Sponsor Year 1 Budget	Underwriting File	$1.00
156	Gross Potential Rent Sponsor Year 2 Budget	Underwriting File	$1.00
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BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
157	Gross Potential Rent UW	Underwriting File	$1.00
158	Other Income 2023	Underwriting File	$1.00
159	Other Income 2024	Underwriting File	$1.00
160	Other Income 2025	Underwriting File	$1.00
161	Other Income Year 1	Underwriting File	$1.00
162	Other Income Year 2	Underwriting File	$1.00
163	Other Income UW	Underwriting File	$1.00
164	Econ. Vacancy & Credit Loss 2023	Underwriting File	$1.00
165	Econ. Vacancy & Credit Loss 2024	Underwriting File	$1.00
166	Econ. Vacancy & Credit Loss 2025	Underwriting File	$1.00
167	Econ. Vacancy & Credit Loss Sponsor Year 1 Budget	Underwriting File	$1.00
168	Econ. Vacancy & Credit Loss Sponsor Year 2 Budget	Underwriting File	$1.00
169	Econ. Vacancy & Credit Loss UW	Underwriting File	$1.00
170	Effective Gross Income 2023	Underwriting File	$1.00
171	Effective Gross Income 2024	Underwriting File	$1.00
172	Effective Gross Income 2025	Underwriting File	$1.00
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BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
173	Effective Gross Income Sponsor Year 1 Budget	Underwriting File	$1.00
174	Effective Gross Income Sponsor Year 2 Budget	Underwriting File	$1.00
175	Effective Gross Income UW	Underwriting File	$1.00
176	Management Fee 2023	Underwriting File	$1.00
177	Management Fee 2024	Underwriting File	$1.00
178	Management Fee 2025	Underwriting File	$1.00
179	Management Fee Year 1	Underwriting File	$1.00
180	Management Fee Year 2	Underwriting File	$1.00
181	Management Fee UW	Underwriting File	$1.00
182	Repairs & Maintenance 2023	Underwriting File	$1.00
183	Repairs & Maintenance 2024	Underwriting File	$1.00
184	Repairs & Maintenance 2025	Underwriting File	$1.00
185	Repairs & Maintenance Year 1	Underwriting File	$1.00
186	Repairs & Maintenance Year 2	Underwriting File	$1.00
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BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
187	Repairs & Maintenance UW	Underwriting File	$1.00
188	Real Estate Taxes 2023	Underwriting File	$1.00
189	Real Estate Taxes 2024	Underwriting File	$1.00
190	Real Estate Taxes 2025	Underwriting File	$1.00
191	Real Estate Taxes Year 1	Underwriting File	$1.00
192	Real Estate Taxes Year 2	Underwriting File	$1.00
193	Real Estate Taxes UW	Underwriting File	$1.00
194	Insurance 2023	Underwriting File	$1.00
195	Insurance 2024	Underwriting File	$1.00
196	Insurance 2025	Underwriting File	$1.00
197	Insurance Year 1	Underwriting File	$1.00
198	Insurance Year 2	Underwriting File	$1.00
199	Insurance UW	Underwriting File	$1.00
200	Non-Recoverable 2023	Underwriting File	$1.00
20

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
201	Non-Recoverable 2024	Underwriting File	$1.00
202	Non-Recoverable 2025	Underwriting File	$1.00
203	Non-Recoverable Year 1	Underwriting File	$1.00
204	Non-Recoverable Year 2	Underwriting File	$1.00
205	Non-Recoverable UW	Underwriting File	$1.00
206	Total Operating Expenses 2023	Underwriting File	$1.00
207	Total Operating Expenses 2024	Underwriting File	$1.00
208	Total Operating Expenses 2025	Underwriting File	$1.00
209	Total Operating Expenses Sponsor Year 1 Budget	Underwriting File	$1.00
210	Total Operating Expenses Sponsor Year 2 Budget	Underwriting File	$1.00
211	Total Operating Expenses UW	Underwriting File	$1.00
212	Net Operating Income 2023	Underwriting File	$1.00
213	Net Operating Income 2024	Underwriting File	$1.00
214	Net Operating Income 2025	Underwriting File	$1.00
215	Net Operating Income Sponsor Year 1 Budget	Underwriting File	$1.00
216	Net Operating Income Sponsor Year 2 Budget	Underwriting File	$1.00
21

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
217	Net Operating Income UW	Underwriting File	$1.00
218	TI/LC's 2023	Underwriting File	$1.00
219	TI/LC's 2024	Underwriting File	$1.00
220	TI/LC's 2025	Underwriting File	$1.00
221	TI/LC's Year 1	Underwriting File	$1.00
222	TI/LC's Year 2	Underwriting File	$1.00
223	TI/LC's UW	Underwriting File	$1.00
224	Replacement Reserves 2023	Underwriting File	$1.00
225	Replacement Reserves 2024	Underwriting File	$1.00
226	Replacement Reserves 2025	Underwriting File	$1.00
227	Replacement Reserves Year 1	Underwriting File	$1.00
228	Replacement Reserves Year 2	Underwriting File	$1.00
229	Replacement Reserves UW	Underwriting File	$1.00
230	Net Cash Flow 2023	Underwriting File	$1.00
22

BX 2026-PURE4 Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
231	Net Cash Flow 2024	Underwriting File	$1.00
232	Net Cash Flow 2025	Underwriting File	$1.00
233	Net Cash Flow Sponsor Year 1 Budget	Underwriting File	$1.00
234	Net Cash Flow Sponsor Year 2 Budget	Underwriting File	$1.00
235	Net Cash Flow UW	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

23

BX 2026-PURE4 Recalculation Methodology	EXHIBIT B

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
21	% of NRA Leased to Investment Grade Tenants	Quotient of (i) sum of investment grade tenant square feet from the Underwriting File and (ii) Total NRA.
22	% of UW Base Rent from Investment Grade Tenants	Quotient of (i) sum of investment grade tenant underwritten base rent from the Underwriting File and (ii) sum of the total underwritten base rent from the Underwriting File.
24	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each Mortgaged Property was multiplied by the corresponding underwritten base rent. Such amounts were summed and then divided by the aggregate underwritten base rent of the respective Mortgaged Property.
25	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
28	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Total NRA.
29	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
33	Individual As-Is Appraised Value per SF	Quotient of (i) aggregate Individual As-Is Appraised Value and (ii) Total NRA.
36	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total NRA.
37	Portfolio Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) Aggregate Individual Appraised Value, and (ii) 1.
49	Mortgage Loan Interest Rate at CORRA Cap	Sum of (i) Daily Compounded CORRA Cap and (ii) Assumed Mortgage Loan Spread.
54	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
55	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) sum of (a) Assumed Daily Compounded CORRA and (b) Assumed Mortgage Loan Spread, and (iii) Interest Calculation.

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BX 2026-PURE4 Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
56	Monthly Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap	Quotient of (i) Annual Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap and (ii) 12.
57	Annual Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate at CORRA Cap, and (iii) Interest Calculation.
60	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
61	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
62	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
65	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
66	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
77	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value.
78	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value
79	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) aggregate Individual As-Is Appraised Value.
80	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
81	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
82	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
83	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
84	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
85	Mortgage Loan UW NOI DSCR at Daily Compounded CORRA Cap	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap.

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BX 2026-PURE4 Recalculation Methodology	EXHIBIT B
#	Specified Attribute	Recalculation Methodology
86	Mortgage Loan UW NCF DSCR at Daily Compounded CORRA Cap	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment at Daily Compounded CORRA Cap.

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